Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Financial instruments measured at fair value by level within the fair value hierarchy

		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2014:
Assets:
Term deposits and short term investments	40,000	—	40,000	—
Available-for-sale investments	77,093	—	—	77,093
As of December 31, 2015:
Assets:
Term deposits and short term investments	769,681	—	769,681	—
Available-for-sale investments	513,994	—	—	513,994
Restricted cash	125,000	125,000	—	—
Liabilities:
Short-term loans	131,046	—	131,046	—

Reconciliation of the fair value measurements using significant unobservable inputs (level 3)

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)
Available-for-sale investments
Beginning balance as of January 1, 2014	—
Initial investments	36,810
Change in fair value	40,283
Ending balance as of December 31, 2014	77,093
Additional investments	352,008
Additional investments obtained from conversion of ordinary shares	40,538
Change in fair value	15,869
Currency translation adjustment	28,486
Ending balance as of December 31, 2015	513,994

Key inputs used in available-for-sale investments valuation
	For the Years Ended December 31,
	2014	2015
Discounted rate	28.0%	25.5%
Lack of marketability discount (“DLOM”)	35.0%	26.0%
Volatility	57.7%	50.3%